LONG-TERM INVESTMENTS - Available-for-sale debt securities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Fair Value	¥ 50,096	$ 7,263	¥ 62,045
Private equity funds
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Fair Value	¥ 50,096
Available-for-sale debt securities - Redemption frequency	Annually
Minimum | Private equity funds
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Redemption Notice Period	5 days
Maximum | Private equity funds
LONG-TERM INVESTMENTS
Available-for-sale debt securities - Redemption Notice Period	9 days